Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Net Deferred Tax Assets And Liabilities [Abstract]
Schedule of Provision for Income Taxes

A reconciliation of the difference for the years ended December 31, is as follows:

	2019	2018
Loss before income taxes	$(8,339)	$(323,596)
Federal and provincial statutory rates	27%	27%
Tax at statutory rates	$(2,252)	$(87,371)
Adjusted for the effect of:
Non-deductible expenses	1,597	49,455
Non-taxable capital gains	(1,408)	(845)
Impact of foreign tax rates	(13,549)	4,861
Withholding taxes	1,262	1,061
Taxes related to prior years	(1,975)	3,803
Other	1,368	(290)
Income tax recovery	$(14,957)	$(29,326)

Summary of Net Deferred Tax Liability

The net deferred tax liability is comprised of the tax effect of the following temporary differences:

	2019	2018
Deferred tax liability:
Property, plant and equipment and intangibles	$426,934	$467,109
Debt issue costs	3,280	3,534
Partnership deferrals	850	1,730
Other	7,926	5,722
	438,990	478,095
Offsetting of assets and liabilities	(413,601)	(405,316)
	25,389	72,779

Deferred tax assets:
Losses (expire from time to time up to 2038)	402,025	423,595
Long-term incentive plan	6,131	6,849
Other	10,169	11,752
	418,325	442,196
Offsetting of assets and liabilities	(413,601)	(405,316)
	4,724	36,880

Net deferred tax liability	$20,665	$35,899

Summary of Movement in Temporary Differences of Deferred Tax Liabilities

The movement in temporary differences is as follows:

	Property, Plant and Equipment and Intangibles	Partnership Deferrals	Other Deferred Tax Liabilities	Losses	Debt Issue Costs	Long-Term Incentive Plan	Other Deferred Tax Assets	Net Deferred Tax Liability
Balance, December 31, 2017	$454,613	$(335)	$6,709	$(368,133)	$3,352	$(7,935)	$(11,182)	$77,089
Recognized in net loss	(9,667)	2,065	(1,005)	(30,660)	182	1,325	(139)	(37,899)
Effect of foreign currency exchange differences	22,163	—	18	(24,802)	—	(239)	(431)	(3,291)
Balance, December 31, 2018	$467,109	$1,730	$5,722	$(423,595)	$3,534	$(6,849)	$(11,752)	$35,899
Recognized in net earnings	(26,825)	(880)	2,216	7,874	(254)	572	1,260	(16,037)
Effect of foreign currency exchange differences	(13,350)	—	(12)	13,696	—	146	323	803
Balance, December 31, 2019	$426,934	$850	$7,926	$(402,025)	$3,280	$(6,131)	$(10,169)	$20,665